UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 31.7%
	Shares	Value

UNITED STATES — 31.7%
Consumer Discretionary — 6.8%
AMC Networks, Cl A*	1,100	$73,370
Apollo Education Group, Cl A*	1,510	38,143
Asbury Automotive Group*	500	37,105
AutoZone*	17	10,148
Bed Bath & Beyond*	394	29,460
Best Buy	1,094	38,509
Children’s Place	300	17,985
Chipotle Mexican Grill, Cl A*	100	70,984
Coach	333	12,384
Comcast, Cl A	932	49,531
Cooper Tire & Rubber	4,900	170,471
Dana Holding	1,800	37,566
GameStop, Cl A	7,684	270,861
Gannett	1,359	42,143
Gap	1,225	50,458
Gentex	2,500	41,725
G-III Apparel Group*	300	29,160
Graham Holdings, Cl B	83	77,631
Hanesbrands	600	66,828
Iconix Brand Group*	700	23,268
Jack in the Box	2,000	169,580
Kohl’s	865	51,658
Leggett & Platt	1,300	55,419
LifeLock*	1,000	14,850
Macy’s	848	54,170
Madison Square Garden, Cl A*	600	45,450
Marriott International, Cl A	1,142	85,079
McDonald’s	500	46,220
Office Depot*	24,100	183,160
O’Reilly Automotive*	1,300	243,568
Outerwall*	1,200	74,496

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — continued
PetSmart	461	$37,666
Polaris Industries	600	86,754
PulteGroup	10,998	226,449
Restoration Hardware Holdings*	200	17,506
Scripps Networks Interactive, Cl A	652	46,351
Skechers U.S.A., Cl A*	3,500	211,225
Sonic	1,200	36,324
Staples	3,506	59,777
Tempur Sealy International*	3,000	165,090
Tiffany	100	8,664
Tractor Supply	1,100	89,287
Under Armour, Cl A*	3,400	245,072
Viacom, Cl B	734	47,284
Wyndham Worldwide	411	34,438
Yum! Brands	600	43,368
zulily, Cl A*	6,700	123,950

		3,690,585

Consumer Staples — 2.4%
Archer-Daniels-Midland	1,232	57,448
Constellation Brands, Cl A*	713	78,751
Costco Wholesale	800	114,392
Dr Pepper Snapple Group	1,300	100,451
Hormel Foods	695	35,598
Kroger	2,600	179,530
Lorillard	1,138	74,664
Mead Johnson Nutrition, Cl A	900	88,641
Molson Coors Brewing, Cl B	618	46,925
Mondelez International, Cl A	1,400	49,336
PepsiCo	600	56,268
Sanderson Farms	1,100	87,956
Spectrum Brands Holdings	400	35,872
Tyson Foods, Cl A	1,502	58,638
Walgreens Boots Alliance	666	49,117

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Staples — continued
WhiteWave Foods, Cl A*	6,000	$197,820

		1,311,407

Energy — 3.1%
Cameron International*	1,000	44,780
Carrizo Oil & Gas*	3,600	162,360
ConocoPhillips	300	18,894
FMC Technologies*	400	14,992
GasLog	4,300	75,207
Green Plains	11,200	262,192
National Oilwell Varco	468	25,473
Newfield Exploration*	9,500	282,910
ONEOK	500	22,015
Peabody Energy	15,200	94,696
SemGroup, Cl A	300	20,199
Tesoro	800	65,384
Valero Energy	5,855	309,612
Western Refining	2,300	85,399
Williams	4,800	210,528

		1,694,641

Financials — 2.6%
Aflac	505	28,825
Apartment Investment & Management, Cl A‡	2,400	95,664
Assurant	494	31,374
AvalonBay Communities‡	600	103,794
Berkshire Hathaway, Cl B*	400	57,564
CBRE Group, Cl A*	2,200	71,148
Charles Schwab	1,900	49,362
CubeSmart‡	1,300	32,032
Discover Financial Services	360	19,577
Duke Realty‡	2,500	54,575
East West Bancorp	600	21,708

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — continued
Fifth Third Bancorp	3,000	$51,900
Home Loan Servicing Solutions	2,900	34,974
Huntington Bancshares	2,529	25,341
Iron Mountain‡	3,100	123,504
Janus Capital Group	2,200	38,588
Jones Lang LaSalle	1,100	161,788
Lamar Advertising, Cl A‡	2,000	112,040
LaSalle Hotel Properties‡	2,000	80,920
Legg Mason	902	50,007
MGIC Investment*	2,900	24,708
Moody’s	200	18,266
Simon Property Group‡	100	19,866
Texas Capital Bancshares*	1,300	53,105
Torchmark	886	44,362
WP GLIMCHER‡	2,000	35,360
Zions Bancorporation	600	14,376

		1,454,728

Health Care — 3.7%
AbbVie	1,800	108,630
Align Technology*	600	31,830
AmerisourceBergen, Cl A	1,200	114,060
Anthem	602	81,246
Baxter International	100	7,031
Centene*	2,300	251,068
CR Bard	469	80,213
Edwards Lifesciences*	2,460	308,361
Eli Lilly	1,095	78,840
Gilead Sciences*	100	10,483
Health Net*	2,200	119,174
Humana	565	82,738
Johnson & Johnson	866	86,721
Medivation*	100	10,882
Medtronic	1,290	92,106

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Health Care — continued
Pacira Pharmaceuticals*	1,700	$182,495
Pfizer	2,284	71,375
Quintiles Transnational Holdings*	1,200	72,600
St. Jude Medical	688	45,319
STERIS	200	13,044
UnitedHealth Group	692	73,525
VCA*	400	20,840
Veeva Systems, Cl A*	1,000	28,760

		1,971,341

Industrials — 2.5%
ADT	1,000	34,400
Caterpillar	1,233	98,603
Cintas	900	70,830
Dover	676	47,347
Dun & Bradstreet	100	11,511
Hubbell, Cl B	400	42,416
IHS, Cl A*	300	34,539
L-3 Communications Holdings, Cl 3	712	87,661
Landstar System	5,300	339,624
Northrop Grumman	542	85,067
Pitney Bowes	999	23,956
Raytheon	143	14,307
Robert Half International	400	23,224
Rockwell Automation	224	24,398
Southwest Airlines	2,365	106,851
Spirit Airlines*	3,500	259,490
Timken	1,100	41,811
Waste Connections	600	25,932
WESCO International*	500	33,380

		1,405,347

Information Technology — 5.9%
Apple	686	80,372

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
Applied Materials	2,700	$61,668
Aruba Networks*	3,500	58,030
Broadcom, Cl A	2,800	118,818
Cisco Systems	2,335	61,562
CommScope Holding*	1,400	39,347
Computer Sciences	1,002	60,801
Corning	2,750	65,368
F5 Networks*	1,000	111,620
FactSet Research Systems	300	43,077
FLIR Systems	1,636	49,407
Harris	993	66,660
Hewlett-Packard	1,675	60,518
Integrated Device Technology*	10,000	182,900
Intel	2,445	80,783
International Business Machines	532	81,561
KLA-Tencor	796	48,930
Lexmark International, Cl A	1,000	39,910
Linear Technology	1,205	54,153
Microchip Technology	1,251	56,420
Micron Technology*	9,072	265,492
Microsoft	1,445	58,378
NVIDIA	2,015	38,698
Oracle	1,467	61,453
QUALCOMM	785	49,031
SanDisk	2,014	152,883
Synaptics*	5,100	391,731
Texas Instruments	1,162	62,109
Total System Services	1,633	57,759
VeriFone Systems*	1,400	43,946
VeriSign*	936	50,993
Western Digital	523	50,851
Western Union	3,748	63,716
WEX*	2,300	211,715

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
Xerox	4,014	$52,865
Xilinx	1,929	74,411
Zebra Technologies, Cl A*	1,800	150,228

		3,258,164

Materials — 2.4%
AK Steel Holding*	700	2,653
Avery Dennison	1,900	99,313
CF Industries Holdings	129	39,394
Crown Holdings*	100	4,431
Dow Chemical	1,261	56,947
Eagle Materials	3,300	235,026
Eastman Chemical	500	35,445
Graphic Packaging Holding*	23,300	337,384
RPM International	1,000	47,860
Sigma-Aldrich	900	123,768
Steel Dynamics	6,200	105,648
Westlake Chemical	4,700	269,357

		1,357,226

Telecommunication Services — 0.6%
AT&T	2,293	75,485
Frontier Communications	25,903	173,939
Level 3 Communications*	200	9,948
Windstream Holdings	8,200	65,190

		324,562

Utilities — 1.7%
Dynegy, Cl A*	11,200	305,984
Edison International	300	20,445
Great Plains Energy	2,700	79,839
OGE Energy	7,900	277,922
Pepco Holdings	3,296	90,475
Public Service Enterprise Group	303	12,932
Sempra Energy	300	33,576

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Utilities — continued
Westar Energy, Cl A	1,500	$64,080

		885,253

TOTAL COMMON STOCK (Cost $17,086,385)		17,353,254

FOREIGN COMMON STOCK — 13.5%
ARGENTINA — 0.3%
MercadoLibre	1,400	173,516

AUSTRALIA — 0.5%
Australia & New Zealand Banking Group	1,777	45,652
Fortescue Metals Group	6,956	12,780
Insurance Australia Group	9,893	49,291
Lend Lease Group	3,587	46,578
Macquarie Group	385	18,628
National Australia Bank	184	5,104
Telstra	21,444	108,512

		286,545

BELGIUM — 0.2%
Ageas	491	16,828
Delhaize Group	927	77,128

		93,956

BERMUDA — 0.6%
Axis Capital Holdings	700	35,630
RenaissanceRe Holdings	900	86,067
Signet Jewelers	1,800	217,998

		339,695

BRAZIL — 0.2%
BRF ADR	3,300	78,276

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

CANADA — 1.3%
Bank of Montreal	1,097	$62,961
Bank of Nova Scotia	1,249	60,017
Brookfield Asset Management, Cl A	1,324	67,466
Canadian Imperial Bank of Commerce	839	58,222
Encana	8,800	107,712
Magna International	3,025	290,645
Shaw Communications, Cl B	582	13,438
Sierra Wireless*	1,300	46,943
Sun Life Financial	584	17,860

		725,264

CHINA — 0.5%
Baidu ADR*	800	174,336
China Construction Bank, Cl H	64,000	51,433
Industrial & Commercial Bank of China,
Cl H	79,000	56,863

		282,632

DENMARK — 0.1%
AP Moeller—Maersk, Cl B	5	10,160
Vestas Wind Systems*	689	27,048

		37,208

FINLAND — 0.1%
Sampo, Cl A	772	37,442
Stora Enso, Cl R	3,678	35,784

		73,226

FRANCE — 1.2%
Casino Guichard Perrachon	1,767	161,174
Cie Generale des Etablissements Michelin	1,692	165,823
Credit Agricole	2,489	29,715
Lagardere	1,448	39,728
Publicis Groupe	420	31,527
Safran	694	46,418

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

FRANCE — continued
Valeo	1,282	$182,023
Vinci	380	20,113

		676,521

GERMANY — 0.1%
BASF	199	17,877
Continental	154	34,926
Muenchener Rueckversicherungs	24	4,827

		57,630

GREECE — 0.1%
OPAP	7,453	63,164

HONG KONG — 0.3%
Cheung Kong Holdings	3,000	57,467
China Mobile	4,500	59,498
Hang Seng Bank	2,800	49,049

		166,014

INDIA — 0.9%
HDFC Bank ADR	700	39,886
ICICI Bank ADR	18,900	226,989
Tata Motors ADR	4,300	212,076

		478,951

IRELAND — 0.2%
Allegion	800	43,208
Seagate Technology	791	44,644

		87,852

ITALY — 0.0%
Mediaset*	4,411	20,107

JAPAN — 2.1%
Aisin Seiki	500	17,649
Asahi Kasei	4,000	39,922

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Bridgestone	100	$4,035
Central Japan Railway	400	69,216
Daiwa Securities Group	3,000	22,034
FUJIFILM Holdings	1,600	54,473
Fujitsu	7,000	37,292
Hoya	1,500	58,746
Isuzu Motors	1,100	14,814
ITOCHU	4,100	41,897
Kobe Steel	15,000	26,569
Marubeni	6,100	33,947
Mitsubishi Materials	11,000	35,034
Mitsubishi UFJ Financial Group	3,800	20,461
Mitsui	3,900	50,050
Mizuho Financial Group	46,600	76,986
Nikon	2,400	30,738
Nippon Telegraph & Telephone	800	47,824
Nissin Foods Holdings	300	16,299
Nitori Holdings	100	5,689
NOK	1,200	34,948
NTT DOCOMO	1,600	27,318
Otsuka Holdings	2,400	74,751
Rohm	500	32,573
Sega Sammy Holdings	100	1,313
Seven & I Holdings	800	29,550
Shionogi	400	12,109
Sumitomo	5,100	50,726
Sumitomo Metal Mining	2,000	28,919
Suzuki Motor	800	25,588
Taisei	7,000	40,952
Tokyo Gas	2,000	12,029
Toppan Printing	5,000	33,722
Toyota Industries	600	32,649

		1,140,822

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

LUXEMBOURG — 0.1%
SES	1,676	$61,162

NETHERLANDS — 0.7%
Koninklijke Ahold	3,672	66,535
LyondellBasell Industries, Cl A	2,912	230,310
NXP Semiconductor*	1,200	95,208

		392,053

NORWAY — 0.4%
DNB	1,348	19,594
Telenor	1,403	30,200
Yara International	3,066	159,810

		209,604

PORTUGAL — 0.1%
EDP — Energias de Portugal	10,582	40,381

SINGAPORE — 0.2%
Flextronics International*	5,600	62,272
Singapore Telecommunications	14,000	42,223

		104,495

SPAIN — 0.4%
Amadeus IT Holding, Cl A	1,271	51,115
Enagas	1,168	37,087
Gas Natural	2,063	48,489
Iberdrola	1,122	7,769
Red Electrica	591	50,461

		194,921

SWEDEN — 0.3%
Investor, Cl B	1,538	56,098
Nordea Bank	2,015	25,643
Skanska, Cl B	2,394	53,093
TeliaSonera	7,249	44,725

		179,559

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

SWITZERLAND — 0.5%
Garmin	963	$50,423
Roche Holding	163	44,132
Swiss Life Holding	183	40,977
Swiss Re	838	75,841
Swisscom	38	22,327
TE Connectivity	856	56,830

		290,530

UNITED KINGDOM — 2.1%
3i Group	6,765	46,800
AstraZeneca	972	69,439
British American Tobacco	703	39,729
British Land‡	4,490	56,098
British Sky Broadcasting Group	2,679	37,446
Centrica	5,856	25,914
Cobham	10,281	50,590
Daily Mail & General Trust, Cl A	2,924	37,942
GKN	6,178	34,300
IMI	947	18,201
Kingfisher	7,963	41,115
Ladbrokes	8,863	15,512
Land Securities Group‡	1,663	31,911
Legal & General Group	5,274	21,281
Marks & Spencer Group	5,780	42,171
Next	646	70,397
Old Mutual	8,548	26,806
Persimmon	6,911	165,717
Reckitt Benckiser Group	528	44,774
Rexam	121	775
Segro‡	6,250	38,823
Tate & Lyle	4,759	48,599
Unilever	1,544	68,140
United Utilities Group	3,962	61,287

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — continued
Vodafone Group	14,813	$52,320

		1,146,087

TOTAL FOREIGN COMMON STOCK (Cost $7,579,446)		7,400,171

REGISTERED INVESTMENT COMPANIES — 0.7%
Exchange Traded Funds — 0.7%
MSCI Korea TRN Index UCITS ETF	2,120	120,861
MSCI Korea TRN Index UCITS ETF	617	34,614
MSCI Taiwan Index UCITS ETF	6,260	134,277
MSCI Taiwan Index UCITS ETF	3,402	73,560
SPDR S&P 500 ETF Trust	100	19,947

		383,259

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $407,696)		383,259

PREFERRED STOCK — 0.1%
GERMANY — 0.1%
Porsche Automobil Holding (Cost $35,534)	374	31,468

SHORT-TERM INVESTMENT (A) — 44.6%
SEI Daily Income Trust Government Fund Cl A, 0.020% (A) (Cost $24,375,597)	24,375,597	24,375,597

TOTAL INVESTMENTS — 90.6% (Cost $49,484,658) †		$49,543,749

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (21.4)%
	Shares	Value

UNITED STATES — (21.4)%
Consumer Discretionary — (4.8)%
Amazon.com*	(400)	$(141,812)
CBS, Cl B	(2,700)	(147,987)
Chico’s FAS	(400)	(6,672)
Coach	(9,000)	(334,710)
Darden Restaurants	(4,300)	(263,934)
Dick’s Sporting Goods	(2,600)	(134,290)
DSW, Cl A	(4,600)	(163,576)
Groupon, Cl A*	(14,100)	(100,956)
HomeAway*	(200)	(5,098)
JC Penney*	(13,400)	(97,418)
Lennar, Cl A	(100)	(4,491)
Lumber Liquidators Holdings*	(3,800)	(239,970)
Mattel	(900)	(24,210)
Netflix*	(400)	(176,720)
Panera Bread, Cl A*	(500)	(85,930)
Ralph Lauren, Cl A	(100)	(16,689)
Staples	(9,600)	(163,680)
Tesla Motors*	(1,200)	(244,320)
Toll Brothers*	(2,200)	(76,164)
Visteon*	(1,300)	(126,035)
Wendy’s	(700)	(7,378)
Wyndham Worldwide	(300)	(25,137)

		(2,587,177)

Consumer Staples — (0.8)%
Dean Foods	(2,600)	(47,112)
Keurig Green Mountain	(900)	(110,304)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Staples — continued
Procter & Gamble	(200)	$(16,858)
Whole Foods Market	(5,700)	(296,942)

		(471,216)

Energy — (2.7)%
Bonanza Creek Energy*	(2,700)	(70,416)
Cabot Oil & Gas	(10,500)	(278,250)
Concho Resources*	(100)	(11,085)
CONSOL Energy	(7,500)	(217,125)
Gulfport Energy*	(5,400)	(207,846)
HollyFrontier	(1,200)	(43,104)
Kinder Morgan	(1,100)	(45,155)
Laredo Petroleum*	(7,500)	(73,575)
Murphy Oil	(5,400)	(242,514)
Noble Energy	(2,600)	(124,124)
Rice Energy*	(10,000)	(170,800)

		(1,483,994)

Financials — (4.2)%
ACE	(1,100)	(118,756)
Aflac	(2,900)	(165,532)
Ally Financial*	(6,700)	(125,357)
American Realty Capital Properties‡	(24,600)	(227,919)
Annaly Capital Management‡	(6,600)	(69,696)
CIT Group	(1,700)	(74,494)
CME Group, Cl A	(500)	(42,650)
Crown Castle International‡	(300)	(25,953)
DCT Industrial Trust‡	(1,400)	(52,864)
Genworth Financial, Cl A*	(2,100)	(14,658)
Goldman Sachs Group	(1,300)	(224,133)
Huntington Bancshares	(4,200)	(42,084)
Investors Bancorp	(18,500)	(203,685)
Leucadia National	(4,000)	(90,680)
Loews	(1,400)	(53,564)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — continued
Medical Properties Trust‡	(3,100)	$(47,647)
Morgan Stanley	(1,200)	(40,572)
MSCI, Cl A	(700)	(37,674)
National Retail Properties‡	(2,100)	(89,964)
New York Community Bancorp	(1,100)	(16,995)
PNC Financial Services Group	(1,000)	(84,540)
Realty Income‡	(800)	(43,448)
SL Green Realty‡	(1,100)	(138,600)
State Street	(1,400)	(100,114)
SunTrust Banks	(2,400)	(92,208)
Taubman Centers‡	(400)	(32,780)
Wells Fargo	(500)	(25,960)

		(2,282,527)

Health Care — (1.1)%
Abbott Laboratories	(500)	(22,380)
Arena Pharmaceuticals*	(2,000)	(8,620)
ARIAD Pharmaceuticals*	(1,400)	(9,030)
Brookdale Senior Living*	(2,000)	(67,500)
Celgene*	(100)	(11,916)
Celldex Therapeutics*	(400)	(8,568)
Edwards Lifesciences*	(1,000)	(125,350)
Exact Sciences*	(300)	(8,163)
Hologic*	(1,800)	(54,657)
Intercept Pharmaceuticals*	(100)	(20,103)
Neurocrine Biosciences*	(300)	(10,098)
Novavax*	(1,200)	(9,372)
Omnicare	(2,200)	(164,956)
Quest Diagnostics	(600)	(42,642)
Seattle Genetics*	(300)	(9,348)

		(572,703)

Industrials — (3.0)%
Actuant, Cl A	(2,000)	(46,220)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Industrials — continued
AGCO	(7,800)	$(338,052)
Alliant Techsystems	(300)	(39,093)
American Airlines Group	(300)	(14,724)
Boeing	(400)	(58,148)
Carlisle	(500)	(44,840)
Colfax*	(2,200)	(99,682)
Emerson Electric	(1,600)	(91,104)
Fluor	(3,300)	(176,847)
Generac Holdings*	(900)	(39,366)
Hertz Global Holdings*	(2,800)	(57,456)
Jacobs Engineering Group*	(1,100)	(41,910)
MasTec*	(3,100)	(57,412)
Oshkosh	(1,000)	(42,850)
Republic Services, Cl A	(2,400)	(95,232)
Rockwell Collins	(1,200)	(102,744)
SolarCity*	(4,000)	(194,440)
Terex	(1,900)	(42,712)
Towers Watson, Cl A	(600)	(71,100)
United Rentals*	(200)	(16,570)

		(1,670,502)

Information Technology — (2.9)%
Brocade Communications Systems	(5,800)	(64,496)
Cree*	(5,000)	(176,800)
Cypress Semiconductor	(7,500)	(110,475)
Equinix‡	(200)	(43,372)
Finisar*	(3,600)	(65,304)
First Solar*	(2,700)	(114,264)
International Business Machines	(100)	(15,331)
Intuit	(900)	(78,138)
Jabil Circuit	(2,100)	(43,281)
Juniper Networks	(9,500)	(215,935)
Maxim Integrated Products	(1,400)	(46,326)
Motorola Solutions	(2,100)	(131,061)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
Pandora Media*	(6,000)	$(99,600)
Qlik Technologies*	(4,800)	(136,320)
Rackspace Hosting*	(1,900)	(85,424)
Shutterstock*	(500)	(28,145)
Take-Two Interactive Software*	(2,800)	(83,216)
Teradata*	(800)	(35,648)
Trimble Navigation*	(800)	(19,072)
Twitter*	(900)	(33,777)

		(1,625,985)

Materials — (0.7)%
Ashland	(800)	(94,816)
Axiall	(900)	(39,825)
Bemis	(600)	(26,580)
Celanese, Cl A	(1,200)	(64,512)
EI du Pont de Nemours	(1,000)	(71,210)
Newmont Mining	(2,100)	(52,815)

		(349,758)

Telecommunication Services — 0.0%
CenturyLink	(300)	(11,151)

Utilities — (1.2)%
AGL Resources	(3,400)	(191,692)
Ameren	(2,600)	(117,728)
CMS Energy	(1,800)	(67,914)
Consolidated Edison	(300)	(20,784)
DTE Energy	(1,500)	(134,490)
National Fuel Gas	(400)	(25,372)
NiSource	(2,100)	(90,846)

		(648,826)

TOTAL COMMON STOCK (Proceeds $11,881,355)		(11,703,839)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — (4.0)%
	Shares	Value

BERMUDA — (0.1)%
Everest Re Group	(300)	$(51,414)

BRAZIL — (0.1)%
Embraer ADR	(1,200)	(42,312)

CANADA — (1.3)%
Agnico Eagle Mines	(4,000)	(134,880)
Agrium	(1,900)	(202,635)
Barrick Gold	(2,100)	(26,838)
Goldcorp	(4,000)	(96,120)
lululemon athletica*	(3,500)	(231,840)

		(692,313)

CHINA — (0.1)%
SouFun Holdings ADR	(9,200)	(56,212)

GERMANY — (0.1)%
Deutsche Bank	(1,900)	(55,062)

HONG KONG — (0.4)%
Michael Kors Holdings*	(2,700)	(191,133)

IRELAND — (0.1)%
Pentair	(400)	(24,724)
Tyco International	(900)	(36,729)

		(61,453)

ISRAEL — (0.6)%
Check Point Software Technologies*	(200)	(15,434)
Stratasys*	(4,100)	(325,909)

		(341,343)

LUXEMBOURG — (0.1)%
Tenaris ADR	(2,300)	(64,952)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

MEXICO — (0.4)%
America Movil ADR, Cl L	(4,500)	$(96,255)
Cemex ADR*	(16,200)	(144,018)

		(240,273)

UNITED KINGDOM — (0.7)%
Barclays ADR	(2,600)	(36,504)
GlaxoSmithKline ADR	(5,400)	(237,600)
Rowan, Cl A	(2,400)	(50,688)
Vodafone Group ADR	(2,000)	(70,260)

		(395,052)

TOTAL FOREIGN COMMON STOCK (Proceeds $2,151,355)		(2,191,519)

SECURITIES SOLD SHORT — (25.4)% (Proceeds $14,032,710)@		$(13,895,358)

WRITTEN OPTIONS — (0.4)%
	Contracts
E-MINI S&P 500, Strike Price $1,950.00, Expires 3/20/2015*	(26)	(53,950)
E-MINI S&P 500, Strike Price $1,960.00, Expires 3/20/2015*	(11)	(24,338)
U.S. Treasury Long Bond, Strike Price $149.00, Expires 2/20/2015*	(38)	(20,781)
U.S. Treasury Long Bond, Strike Price $150.00, Expires 2/20/2015*	(22)	(47,094)
U.S. Treasury Long Bond, Strike Price $151.00, Expires 2/20/2015*	(22)	(34,719)
U.S. Treasury Long Bond, Strike Price $152.00, Expires 2/20/2015*	(22)	(24,406)

TOTAL WRITTEN OPTIONS — (0.4)% (Proceeds $187,719)		$(205,288)

Percentages are based on Net Assets of $54,697,847.
*	Non-income producing security.
‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

ADR  —  American Depositary Receipt

CBOE  — Chicago Board Options Exchange

Cl  — Class

DJ — Dow Jones

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

IBEX — Spanish Exchange Index

JSE — Johannesburg Stock Exchange

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NYMEX — New York Mercantile Exchange

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSE — Tokyo Stock Exchange

UCITS — Undertaking for the Collective Investment of Transferable Securities

A list of open swap agreements held by the Fund at January 31, 2015 is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation
Morgan Stanley & CO. LLC	Bovespa Index	Negative Price Return	Positive Price Return	02/24/15	702,506	$22,832
Morgan Stanley & CO. LLC	TAIEX Index	Negative Price Return	Positive Price Return	02/19/15	954,308	13,051

						$35,883

For the period ended January 31, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

The open futures contracts held by the Fund at January 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Euro EURIBOR	18	Dec-2015	$1,891
3-Month Euro EURIBOR	18	Jun-2016	(667)
3-Month Euro EURIBOR	18	Mar-2016	1,458
3-Month Euro EURIBOR	18	Sep-2015	1,251
90-Day Bank Bill	5	Dec-2015	1,916
90-Day Bank Bill	6	Jun-2016	2,302
90-Day Bank Bill	5	Mar-2016	2,075
90-Day Bank Bill	6	Sep-2015	3,176
90-Day Euro$	17	Dec-2015	7,003
90-Day Euro$	18	Jun-2016	4,290
90-Day Euro$	13	Mar-2016	5,672
90-Day Euro$	18	Sep-2015	5,225
90-Day GBP Libor	15	Dec-2015	4,883
90-Day GBP Libor	19	Jun-2016	(391)
90-Day GBP Libor	15	Mar-2016	7,719
90-Day GBP Libor	17	Sep-2015	5,993
Amsterdam Index	20	Feb-2015	77,223
Australian 3-Year Bond	144	Mar-2015	247,834
Australian Dollar	(30)	Mar-2015	59,397
BP Currency	(28)	Mar-2015	17,480
Brent Crude Penultimate	(9)	Feb-2015	1,094
CAC40 10 Euro	16	Feb-2015	4,953
Canadian 10-Year Bond	24	Mar-2015	71,945
Canadian Bank Acceptance	14	Dec-2015	17,594
Canadian Bank Acceptance	19	Jun-2016	5,798
Canadian Bank Acceptance	15	Mar-2016	15,427
Canadian Bank Acceptance	17	Sep-2015	18,309
Canadian Dollar	(31)	Mar-2015	151,938
CBOE VIX Future	2	Mar-2015	1,293

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Corn	(8)	Dec-2015	$3,227
Corn	(26)	Mar-2015	20,388
Cotton No. 2	(4)	Mar-2015	(1,512)
Crude Oil	(6)	Feb-2015	2,776
Crude Oil	(1)	Nov-2015	(1,462)
Dax Index	4	Mar-2015	21,487
DJ Euro Stoxx 50 Index	126	Mar-2015	(18,539)
Euro	(15)	Mar-2015	139,514
Euro-Bobl	15	Mar-2015	7,782
Euro-BTP	8	Mar-2015	22,486
Euro-Bund	28	Mar-2015	117,400
FTSE 100 Index	23	Mar-2015	37,463
FTSE China A50	55	Feb-2015	(22,849)
FTSE/JSE Top 40 Index	(23)	Mar-2015	(40,637)
Gasoil Euro	(1)	Dec-2015	1,123
Gasoil Euro	(7)	Mar-2015	(2,087)
Gold	6	Apr-2015	(9,064)
Hang Seng Index	7	Feb-2015	(699)
H-shares Index	(8)	Feb-2015	23,443
IBEX 35 Plus Index	(1)	Feb-2015	519
Japanese 10-Year Bond	2	Mar-2015	(2,787)
Japanese Currency	13	Mar-2015	10,979
KOSPI 200 Index	(8)	Mar-2015	(39,562)
Lean Hogs	(1)	Apr-2015	(593)
LME Aluminum	(5)	Mar-2015	(3,680)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
LME Copper	1	Mar-2015	$(31,620)
LME Lead	(5)	Mar-2015	(2,293)
LME Nickle	(1)	Mar-2015	(687)
LME Tin	(2)	Mar-2015	3,125
LME Zinc	(3)	Mar-2015	(1,990)
Long Gilt 10-Year Bond	24	Mar-2015	148,932
Mexican Peso	(42)	Mar-2015	18,147
MSCI Sing Index	1	Feb-2015	(76)
MSCI Taiwan Index	(4)	Feb-2015	1,271
NASDAQ 100 E-MINI	19	Mar-2015	(4,043)
Natural Gas	1	Feb-2015	(2,996)
Natural Gas	(2)	Sep-2015	11,235
New Zealand Future	(30)	Mar-2015	96,973
Nikkei 225 Index	14	Mar-2015	20,645
NY Harbor	1	Mar-2015	1,022
NYMEX Cocoa	(4)	Mar-2015	3,909
NYMEX Coffee	(6)	Mar-2015	10,969
OMX Index	78	Feb-2015	22,688
Palladium	(1)	Mar-2015	(2)
Platinum	(2)	Apr-2015	170
RBOB Gasoline	(7)	Mar-2015	(33,748)
Russell 2000 Index E-MINI	11	Mar-2015	(10,141)
S&P 500 Index EMINI	5	Mar-2015	(37,029)
S&P Mid 400 Index E-MINI	11	Mar-2015	(12,801)
S&P TSE 60 Index	3	Mar-2015	1,436
S&P/MIB Index	7	Mar-2015	7,170
SGX S&P CNX Nifty Index	(51)	Feb-2015	5,579

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
SGX S&P CNX Nifty Index	6	Feb-2015	$(1,897)
Silver	3	Mar-2015	(9,937)
Soybean	(2)	Nov-2015	2,194
Soybean Meal	15	Mar-2015	(29,093)
Soybean Oil	(13)	Mar-2015	10,451
SPI 200 Index	10	Mar-2015	68,878
Sugar	(33)	Feb-2015	17,242
Swiss Franc	1	Mar-2015	(4,282)
Topix Index	2	Mar-2015	(267)
U.S. 2-Year Treasury Note	8	Mar-2015	4,550
U.S. 5-Year Treasury Note	32	Mar-2015	16,708
U.S. Long Treasury Bond	43	Mar-2015	31,445
U.S. Treasury 10 Year Note	40	Mar-2015	30,721
Wheat	(2)	Dec-2015	4,369
Wheat	(6)	Mar-2015	10,308
White Sugar	(3)	Feb-2015	1,104
Yen Nikkei	32	Mar-2015	64,271

			$1,441,807

For the period ended January 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2015 (Unaudited)

The following is a summary of the inputs used as of January 31, 2015 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,353,254	$—	$—	$17,353,254
Foreign Common Stock	7,400,171	—	—	7,400,171
Registered Investment Companies	383,259	—	—	383,259
Preferred Stock	31,468	—	—	31,468
Short-Term Investment	24,375,597	—	—	24,375,597

Total Investments in Securities	$49,543,749	$—	$—	$49,543,749

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(11,703,839)	$—	$—	$(11,703,839)
Foreign Common Stock	(2,191,519)	—	—	(2,191,519)

Total Liabilities	$(13,895,358)	$—	$—	$(13,895,358)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(205,288)	$—	$—	$(205,288)
Futures Contracts*
Appreciation	1,769,238	—	—	1,769,238
Depreciation	(327,431)	—	—	(327,431)
Total Return Swap Contracts* Appreciation	—	35,883	—	35,883

Total Other Financial Instruments	$1,236,519	$35,883	$—	$1,272,402

*	Futures contracts and total return swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of January 31, 2015, the Fund did not hold any Level 3 securities.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $49,484,658, and the unrealized appreciation and depreciation were $1,050,639 and $(991,548), respectively.

@	At January 31, 2015, the tax basis proceeds of the Fund’s investments was $(14,032,710), and the unrealized appreciation and depreciation were $501,951 and $(364,599), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015